TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities	As of December 31, 2019 and 2018, the Company’s deferred taxes were in respect of the following:

	December 31,
	2019	2018

Carry forward tax losses	$76.2	$90.1
Employee stock based compensation	25.9	19.3
Deferred revenues	26.3	22.2
Other	35.3	53.2

Deferred tax assets before valuation allowance	163.7	184.8
Valuation allowance – mainly in respect to carryforward losses	(57.7)	(55.8)

Deferred tax asset	106.0	129.0

Intangible assets	(16.9)	(11.3)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(4.2)	(4.7)

Deferred tax liability	(31.0)	(25.9)

Deferred tax asset, net	$75.0	$103.1

*) As of December 31, 2019 and 2018 unrecognized tax benefit in the amounts of $19.6 and $18.4 was presented net from deferred tax asset.

Schedule of Income Before Taxes
e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$881.1	$902.3	$923.7
Foreign	81.3	76.6	47.2

	$962.4	$978.9	$970.9

Components of Income Tax Expense
f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2019	2018	2017

Domestic taxes:
Current	$111.9	$120.9	$94.3
Deferred	2.0	11.1	18.3

	113.9	132.0	112.6

Foreign taxes:
Current	15.3	19.9	7.6
Deferred	7.5	5.7	47.8

	22.8	25.6	55.4

Taxes on income	$136.7	$157.6	$168.0

Reconciliation Of Unrecognized Tax Benefits
g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2019		2018

Beginning balance		$375.1		$342.9
Increases related to tax positions taken during prior years		43.2		0.7
Decreases related to statute of limitations		(62.7)		-
Increases related to tax positions taken during the current year		57.3		31.5

Ending balance	$	*) 412.9	$	*) 375.1

*) As of December 31, 2019 and 2018 unrecognized tax benefit in the amounts of $19.6 and $18.4 was presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation
Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2019		2018		2017

Income before taxes as reported in the statements of income	$962.4		$978.9		$970.9

Statutory tax rate in Israel	23%		23%		24%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%	)	(9%	)	(11%	)
Decrease in US deferred tax due to US tax rate change	-		-		4%
Others, net	2%		2%		-

Effective tax rate	14%		16%		17%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.66		$0.57		$0.68

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.65		$0.56		$0.66